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Scudder Asset Management Fund -- Premier


Supplement to the Fund's currently effective Prospectus and Statement of Additional Information and all currently effective supplements thereto


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Effective on or about July 25, 2003, The Scudder Asset Management Fund, with its two classes, Investment and Premier, will be renamed Scudder Lifecycle Long
Range Fund.














               Please Retain This Supplement for Future Reference